Payables and Other Current Liabilities - Composition of Payables And Other Current Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Payables	€ 13,868	€ 13,536
Trade payables	8,457	7,943
Payables to suppliers of property, plant and equipment	3,237	3,580
Debt for spectrum acquisition	251	172
Other payables	1,092	1,115
Dividends pending payment	311	235
Associates and joint ventures payables (Note 9)	520	491
Other current liabilities	1,617	1,559
Contract liabilities (Note 20)	1,335	0
Deferred revenue	106	1,387
Advances received	176	172
Total	€ 15,485	€ 15,095